VARIABLE INTEREST ENTITY (“VIE”) (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross profit	$ 16,302,329	$ 12,422,502	$ 8,844,807
Net income	9,073,954	7,919,408	5,124,973
Variable Interest Entity [Member]
Revenues	23,834,129	18,531,178	14,144,894
Gross profit	16,302,329	12,422,502	8,844,807
Income from operations	11,153,956	8,317,465	5,944,458
Net income	$ 10,747,395	$ 7,919,408	$ 5,124,973